Revenue - Additional Information (Detail) - Licensing Agreement [Member] $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2024 USD ($)
Oasmia [Member]
Statement [line items]
Upfront payment received				$ 4.0
Simcere Pharmaceutical Group Limited [Member]
Statement [line items]
Upfront payment received		$ 11.0
Upfront payment received in cash		7.0
Upfront payment received in shares		$ 4.0
Premium on investment percentage		20.00%
Oasmia And Simcere Pharmaceutical Group [Member]
Statement [line items]
Revenue recognized of consideration received from customers during the period			$ 2.3
Sovargen Co Ltd [Member]
Statement [line items]
Upfront payment received	$ 1.5
Commercial Milestone [Member] | Oasmia [Member]
Statement [line items]
Contingent milestone payment receivable				$ 42.0
Commercial Milestone [Member] | Simcere Pharmaceutical Group Limited [Member]
Statement [line items]
Contingent milestone payment receivable		$ 281.0
Commercial Milestone [Member] | Sovargen Co Ltd [Member]
Statement [line items]
Contingent milestone payment receivable					$ 19.0